Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Municipal Ultrashort FundA Portfolio of Federated Hermes Fixed Income Securities, Inc.CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)
CLASS R6 SHARES (TICKER FMULX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors of Federated Hermes Fixed Income Securities, Inc. (the “Registrant”), on behalf of Federated Hermes Municipal Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant, to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneExchange FeeNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISR6Management Fee[1]0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneOther Expenses0.30%[2]0.15%0.10%Total Annual Fund Operating Expenses[1]0.59%0.44%0.39%Fee Waivers and/or Expense Reimbursements[1,3](0.08)%(0.08)%(0.05)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.51%0.36%0.34%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder services/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$60$189$329$738IS$45$141$247$555R6$40$125$219$493July 19, 2023Federated Hermes Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456037 (7/23)© 2023 Federated Hermes, Inc.Federated Hermes Municipal Ultrashort FundA Portfolio of Federated Hermes Fixed Income Securities, Inc.CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)
CLASS R6 SHARES (TICKER FMULX)SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors of Federated Hermes Fixed Income Securities, Inc. (the “Registrant”), on behalf of Federated Hermes Municipal Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant, to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.1. Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneExchange FeeNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISR6Management Fee[1]0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneOther Expenses0.30%[2]0.15%0.10%Total Annual Fund Operating Expenses[1]0.59%0.44%0.39%Fee Waivers and/or Expense Reimbursements[1,3](0.08)%(0.08)%(0.05)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.51%0.36%0.34%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder services/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$60$189$329$738IS$45$141$247$555R6$40$125$219$4932. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“ADVISORY FEESThe Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.29% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES MUNICIPAL ULTRASHORT FUND – A CLASSANNUAL EXPENSE RATIO: 0.59%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$60.30$10,441.002$10,441.00$522.05$10,963.05$62.96$10,901.453$10,901.45$545.07$11,446.52$65.74$11,382.204$11,382.20$569.11$11,951.31$68.64$11,884.165$11,884.16$594.21$12,478.37$71.66$12,408.256$12,408.25$620.41$13,028.66$74.82$12,955.457$12,955.45$647.77$13,603.22$78.12$13,526.798$13,526.79$676.34$14,203.13$81.57$14,123.329$14,123.32$706.17$14,829.49$85.16$14,746.1610$14,746.16$737.31$15,483.47$88.92$15,396.47Cumulative$6,118.44$737.89FEDERATED HERMES MUNICIPAL ULTRASHORT FUND – IS CLASSANNUAL EXPENSE RATIO: 0.44%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$45.00$10,456.002$10,456.00$522.80$10,978.80$47.06$10,932.793$10,932.79$546.64$11,479.43$49.20$11,431.334$11,431.33$571.57$12,002.90$51.44$11,952.605$11,952.60$597.63$12,550.23$53.79$12,497.646$12,497.64$624.88$13,122.52$56.24$13,067.537$13,067.53$653.38$13,720.91$58.81$13,663.418$13,663.41$683.17$14,346.58$61.49$14,286.469$14,286.46$714.32$15,000.78$64.29$14,937.9210$14,937.92$746.90$15,684.82$67.23$15,619.09Cumulative$6,161.28$554.55FEDERATED HERMES MUNICIPAL ULTRASHORT FUND – R6 CLASSANNUAL EXPENSE RATIO: 0.39%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$39.90$10,461.002$10,461.00$523.05$10,984.05$41.74$10,943.253$10,943.25$547.16$11,490.41$43.66$11,447.734$11,447.73$572.39$12,020.12$45.68$11,975.475$11,975.47$598.77$12,574.24$47.78$12,527.546$12,527.54$626.38$13,153.92$49.98$13,105.067$13,105.06$655.25$13,760.31$52.29$13,709.208$13,709.20$685.46$14,394.66$54.70$14,341.199$14,341.19$717.06$15,058.25$57.22$15,002.3210$15,002.32$750.12$15,752.44$59.86$15,693.93Cumulative$6,175.64$492.81July 19, 2023Federated Hermes Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456036 (7/23)© 2023 Federated Hermes, Inc.
Federated Hermes Municipal Ultrashort Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Municipal Ultrashort FundA Portfolio of Federated Hermes Fixed Income Securities, Inc.CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)
CLASS R6 SHARES (TICKER FMULX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors of Federated Hermes Fixed Income Securities, Inc. (the “Registrant”), on behalf of Federated Hermes Municipal Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant, to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneExchange FeeNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISR6Management Fee[1]0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneOther Expenses0.30%[2]0.15%0.10%Total Annual Fund Operating Expenses[1]0.59%0.44%0.39%Fee Waivers and/or Expense Reimbursements[1,3](0.08)%(0.08)%(0.05)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.51%0.36%0.34%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder services/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$60$189$329$738IS$45$141$247$555R6$40$125$219$493July 19, 2023Federated Hermes Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456037 (7/23)© 2023 Federated Hermes, Inc.Federated Hermes Municipal Ultrashort FundA Portfolio of Federated Hermes Fixed Income Securities, Inc.CLASS A SHARES (TICKER FMUUX)
INSTITUTIONAL SHARES (TICKER FMUSX)
CLASS R6 SHARES (TICKER FMULX)SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors of Federated Hermes Fixed Income Securities, Inc. (the “Registrant”), on behalf of Federated Hermes Municipal Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant, to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.1. Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneExchange FeeNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISR6Management Fee[1]0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneOther Expenses0.30%[2]0.15%0.10%Total Annual Fund Operating Expenses[1]0.59%0.44%0.39%Fee Waivers and/or Expense Reimbursements[1,3](0.08)%(0.08)%(0.05)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.51%0.36%0.34%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder services/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your cost would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$60$189$329$738IS$45$141$247$555R6$40$125$219$4932. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“ADVISORY FEESThe Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.29% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES MUNICIPAL ULTRASHORT FUND – A CLASSANNUAL EXPENSE RATIO: 0.59%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$60.30$10,441.002$10,441.00$522.05$10,963.05$62.96$10,901.453$10,901.45$545.07$11,446.52$65.74$11,382.204$11,382.20$569.11$11,951.31$68.64$11,884.165$11,884.16$594.21$12,478.37$71.66$12,408.256$12,408.25$620.41$13,028.66$74.82$12,955.457$12,955.45$647.77$13,603.22$78.12$13,526.798$13,526.79$676.34$14,203.13$81.57$14,123.329$14,123.32$706.17$14,829.49$85.16$14,746.1610$14,746.16$737.31$15,483.47$88.92$15,396.47Cumulative$6,118.44$737.89FEDERATED HERMES MUNICIPAL ULTRASHORT FUND – IS CLASSANNUAL EXPENSE RATIO: 0.44%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$45.00$10,456.002$10,456.00$522.80$10,978.80$47.06$10,932.793$10,932.79$546.64$11,479.43$49.20$11,431.334$11,431.33$571.57$12,002.90$51.44$11,952.605$11,952.60$597.63$12,550.23$53.79$12,497.646$12,497.64$624.88$13,122.52$56.24$13,067.537$13,067.53$653.38$13,720.91$58.81$13,663.418$13,663.41$683.17$14,346.58$61.49$14,286.469$14,286.46$714.32$15,000.78$64.29$14,937.9210$14,937.92$746.90$15,684.82$67.23$15,619.09Cumulative$6,161.28$554.55FEDERATED HERMES MUNICIPAL ULTRASHORT FUND – R6 CLASSANNUAL EXPENSE RATIO: 0.39%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$39.90$10,461.002$10,461.00$523.05$10,984.05$41.74$10,943.253$10,943.25$547.16$11,490.41$43.66$11,447.734$11,447.73$572.39$12,020.12$45.68$11,975.475$11,975.47$598.77$12,574.24$47.78$12,527.546$12,527.54$626.38$13,153.92$49.98$13,105.067$13,105.06$655.25$13,760.31$52.29$13,709.208$13,709.20$685.46$14,394.66$54.70$14,341.199$14,341.19$717.06$15,058.25$57.22$15,002.3210$15,002.32$750.12$15,752.44$59.86$15,693.93Cumulative$6,175.64$492.81July 19, 2023Federated Hermes Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456036 (7/23)© 2023 Federated Hermes, Inc.